Related Party Balances and Transactions	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS

25. RELATED PARTY BALANCES AND TRANSACTIONS

Name	Relationship with the Group
Ochem Chemical Co., Ltd (“Ochem”)	Controlled by CEO
Ochemate Material Technologies Co., Ltd (“Ochemate”)	Controlled by CEO

(1)    Related party transaction

	Year Ended December 31,
	2019	2020	2021
Raw material sold to Ochem	$—	$167	$390

(2)    Interest-free loans

MPS received certain interest-free loans from related parties, Ochemate and Ochem, for the years ended December 31, 2019, 2020 and 2021, with accumulative amounts of $15,142, $18,889 and $8,426, respectively.

The outstanding balance for the amount due from Ochem was nil as of December 31, 2020 and $85 as of December 31, 2021, respectively.